Related party transactions (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) employee	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts payable
Related party transactions
Due to related party	$ 132,000	$ 132,000		$ 100,000
Management fees | Accounts payable
Related party transactions
Expensed amount	60,000	180,000
Board of directors fees | Accounts payable
Related party transactions
Expensed amount	20,000	74,000
Consulting services | Accounts payable
Related party transactions
Expensed amount	25,000	25,000
Accrued bonus | Accrued expenses
Related party transactions
Due to related party			$ 600,000
Expensed amount		155,000
Payroll expenses | Accrued expenses
Related party transactions
Due to related party	50,000	50,000
Tardimed | Accounts payable
Related party transactions
Due to related party				70,000
Tardimed | Management fees | Accounts payable
Related party transactions
Due to related party	80,000	80,000
Members of board of directors | Accounts payable
Related party transactions
Due to related party	27,000	27,000
Members of board of directors | Management fees | Accounts payable
Related party transactions
Due to related party				$ 30,000
Chief Financial Officer | Accounts payable
Related party transactions
Due to related party	$ 25,000	$ 25,000
Executives | Accrued expenses
Related party transactions
Number of executives terminated | employee		2